Dividends Paid	12 Months Ended
Dec. 31, 2021
Dividends Paid
Dividends Paid

Note 22. Dividends Paid

The Company did not declare nor pay dividends during the years ended December 31, 2021, 2020 and 2019 other than the stock dividend issued during the year ended December 31, 2021, as described in Note 17. See Note 29.